Material Accounting Policies (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reserve Quantities [Line Items]
Loss from continuing operations	R$ (1,868,852)	R$ (3,141,626)	R$ 437,384
Explanation of changes in applicable tax rates	limited to 30% of the taxable income, applying the rate of 15% plus an additional 10% for the IRPJ and 9% for the CSLL.
Weighted average cost of capital	13.13%	15.72%
Country Of Turkey [Member]
Reserve Quantities [Line Items]
Percentage of ownership	100.00%
Percentage of price index	65.00%	64.00%
Loss before financial results and income taxes	R$ (306,213)	R$ (188,251)
Decreased Financial Result	560,665	400,763
Loss from continuing operations	210,603	196,953
Country Of Argentina [Member]
Reserve Quantities [Line Items]
Loss before financial results and income taxes	R$ 1,474	R$ (227)
Inflation rates	160.09%	95.49%
Financial Result	R$ (11,961)	R$ (7,343)
Loss from continuing operations amount	R$ (12,089)	R$ (7,570)